Revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenues [Abstract]
Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$841	$710	$2,006	$1,888

Transmission base revenues (TCOS revenues):
Billed to third-party wholesale customers	233	237	721	707
Billed to REPs serving Oncor distribution customers, through TCRF	131	132	405	394

Total transmission base revenues	364	369	1,126	1,101

Other miscellaneous revenues	41	49	83	89

Total revenues contributing to earnings	1,246	1,128	3,215	3,078

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	322	291	965	862
EECRF and other revenues	24	19	47	40

Total revenues collected for pass-through expenses	346	310	1,012	902

Total operating revenues	$1,592	$1,438	$4,227	$3,980

	Years Ended December 31,
	2022	2021	2020
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,447	$2,217	$2,156

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	944	879	803
Billed to REPs serving Oncor distribution customers, through TCRF	528	479	446

Total transmission base revenues	1,472	1,358	1,249
Other miscellaneous revenues	112	104	87

Total revenues contributing to earnings	4,031	3,679	3,492

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	1,162	1,039	975
EECRF	50	46	44

Revenues collected for pass-through expenses	1,212	1,085	1,019

Total operating revenues	$5,243	$4,764	$4,511